Credit Arrangements and Debt Obligations - Additional Information (Detail)	3 Months Ended		12 Months Ended				1 Months Ended			1 Months Ended					1 Months Ended	3 Months Ended			1 Months Ended		3 Months Ended			12 Months Ended				12 Months Ended							12 Months Ended					12 Months Ended				12 Months Ended			1 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended		12 Months Ended				12 Months Ended				1 Months Ended		1 Months Ended														3 Months Ended		1 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 28, 2008 USD ($)	May 31, 2012 Huntyard Limited USD ($)	Nov. 30, 2012 Netherlands	Jul. 31, 2011 Netherlands	Jan. 31, 2013 Subsequent Event USD ($)	Dec. 31, 2012 Overdraft Facility USD ($)	Dec. 31, 2012 Overdraft Facility GBP (£)	Dec. 31, 2011 Overdraft Facility USD ($)	Dec. 31, 2012 Overdraft Facility Bank Base Rate	May 28, 2008 Senior Subordinated Notes USD ($)	Mar. 31, 2013 Senior Subordinated Notes USD ($)	Dec. 31, 2012 Senior Subordinated Notes USD ($)	Dec. 31, 2011 Senior Subordinated Notes USD ($)	Jan. 31, 2013 Senior Subordinated Notes Subsequent Event USD ($)	May 28, 2008 Senior Notes USD ($)	Mar. 31, 2013 Senior Notes USD ($)	Dec. 31, 2012 Senior Notes USD ($)	Dec. 31, 2011 Senior Notes USD ($)	Dec. 31, 2012 Revolving Credit Facility USD ($)	Mar. 31, 2013 Revolving Credit Facility USD ($)	Dec. 31, 2011 Revolving Credit Facility USD ($)	Dec. 31, 2010 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility Netherlands Subsidiary EUR (€)	Dec. 31, 2012 Revolving Credit Facility Netherlands Subsidiary USD ($)	Dec. 31, 2011 Revolving Credit Facility Netherlands Subsidiary	Dec. 31, 2012 Revolving Credit Facility Netherlands Subsidiary General Credit Facility USD ($)	Dec. 31, 2012 Revolving Credit Facility Netherlands Subsidiary General Credit Facility EUR (€)	Dec. 31, 2012 Revolving Credit Facility Netherlands Subsidiary Construction and Fitting USD ($)	Dec. 31, 2012 Revolving Credit Facility Netherlands Subsidiary Construction and Fitting EUR (€)	Dec. 31, 2012 Revolving Credit Facility Minimum	Dec. 31, 2012 Revolving Credit Facility Maximum	Dec. 31, 2012 Revolving Credit Facility Federal Funds Rate	Dec. 31, 2012 Revolving Credit Facility Bank Base Rate Netherlands Subsidiary	Jan. 31, 2013 Revolving Credit Facility Subsequent Event USD ($)	Dec. 31, 2012 Series C New Term Loans USD ($)	Mar. 31, 2013 Series C New Term Loans USD ($)	May 31, 2012 Series C New Term Loans USD ($)	Dec. 31, 2012 Series C New Term Loans Federal Funds Rate	Dec. 31, 2012 Series C New Term Loans Prime Rate (the Base Rate)	Dec. 31, 2012 Series C New Term Loans LIBOR (the Eurodollar Rate)	Dec. 31, 2008 2008 Debt Agreements USD ($)	Jan. 31, 2013 Senior Note [Member] Subsequent Event USD ($)	Jan. 30, 2013 Senior Secured Credit Facilities USD ($)	Jan. 31, 2013 Senior Secured Credit Facilities Subsequent Event USD ($)	Mar. 31, 2013 Term Loan Facility USD ($)	Jan. 31, 2013 Term Loan Facility Subsequent Event USD ($)	Mar. 31, 2012 Tranche B Term Loan USD ($)	Mar. 31, 2011 Tranche B Term Loan USD ($)	Dec. 31, 2012 Tranche B Term Loan USD ($)	Dec. 31, 2011 Tranche B Term Loan USD ($)	Dec. 31, 2010 Tranche B Term Loan	May 28, 2008 Tranche B Term Loan USD ($)	Dec. 31, 2012 Tranche B Term Loan Interest Rate Cap USD ($)	Dec. 31, 2011 Tranche B Term Loan Interest Rate Cap USD ($)	Dec. 31, 2010 Tranche B Term Loan Interest Rate Cap USD ($)	Dec. 31, 2012 Tranche B Term Loan Federal Funds Rate	May 28, 2011 Tranche B Term Loan Prime Rate (the Base Rate)	Dec. 31, 2012 Tranche B Term Loan Prime Rate (the Base Rate)	May 28, 2011 Tranche B Term Loan LIBOR (the Eurodollar Rate)	Dec. 31, 2012 Tranche B Term Loan LIBOR (the Eurodollar Rate)	Dec. 31, 2012 Tranche B Term Loan LIBOR (the Eurodollar Rate) Interest Rate Cap USD ($)	Dec. 31, 2011 Tranche B Term Loan LIBOR (the Eurodollar Rate) Interest Rate Cap USD ($)	Dec. 31, 2009 Tranche B Term Loan LIBOR (the Eurodollar Rate) Interest Rate Cap USD ($)	May 28, 2008 Tranche B Term Loans and Revolving Credit Facility USD ($)	Mar. 31, 2013 Term Loans Prime Rate (the Base Rate)	Mar. 31, 2013 Term Loans Prime Rate (the Base Rate) Minimum	Mar. 31, 2013 Term Loans Base Rate Loans	Mar. 31, 2013 Term Loans Base Rate Loans Minimum	Jan. 31, 2013 Term Loans Subsequent Event Prime Rate (the Base Rate)	Jan. 31, 2013 Term Loans Subsequent Event Prime Rate (the Base Rate) Minimum	Jan. 31, 2013 Term Loans Subsequent Event Base Rate Loans	Jan. 31, 2013 Term Loans Subsequent Event Base Rate Loans Minimum	Mar. 31, 2013 Tranche B and Series C new term loans USD ($)	Dec. 31, 2012 Tranche B and Series C new term loans USD ($)	Jan. 31, 2013 Tranche B and Series C new term loans Subsequent Event USD ($)
Proforma Debt Instrument [Line Items]
Line credit facility, maximum borrowing capacity						$ 440,000,000	$ 85.0				$ 500,000	£ 300,000												$ 75,000,000							$ 1,300,000	€ 1,000,000	$ 2,300,000	€ 1,750,000
Debt issuance, principal amount										890,000,000					300,000,000					110,000,000					100,000,000														100,000,000			85,000,000						890,000,000	890,000,000	790,000,000	790,000,000						350,946,000
Ownership interest acquired			63.00%					18.50%	63.00%
Line credit facility, increase in borrowing capacity							35.0
Line of credit facility, term																								6 years
Line credit facility, termination date																								May 28, 2014				Jan. 01, 2014
Debt issuance interest rate, percentage added to base														2.15%																							0.50%	1.50%					0.50%	3.25%	4.25%																0.50%		3.00%		4.00%					3.00%	1.00%	2.00%	2.00%	3.00%	1.00%	2.00%	2.00%
Line of credit facility unused capacity, commitment fee percentage																																			0.375%	0.50%
Line credit facility amount outstanding											0		0											0		0			0
Debt issuance, weighted average interest rate	4.00%		8.50%																							5.50%	4.80%			5.95%																								4.30%	5.60%	7.50%
Debt issuance, quarterly principal payments										2,000,000																														212,500										2,000,000				912,500
Debt issuance principal payments, commencement date										Mar. 30, 2013																																												Sep. 30, 2008
Debt issuance principal payments, final payment date										Jan. 30, 2020					May 28, 2018					Nov. 28, 2018																				May 23, 2017										Jan. 30, 2020				May 28, 2015
Debt issuance, Prepaid principal	1,975,000	4,835,000	5,472,000	4,933,000	3,656,000																																															4,800,000	4,900,000
Debt issuance base rate, floor																																												2.00%	1.00%																	4.50%		3.50%
Debt issuance, outstanding	788,025,000		928,284,000														300,000,000	300,000,000				197,810,000	174,055,000																	84,363,000														346,111,000	350,946,000																								430,474,000
Debt issuance, interest rate at end of period																																								5.30%														4.20%	4.30%
Interest rate cap																																																																				7.00%
Interest rate cap, percentage added to base																																																																				4.00%
Interest rate derivative, fair value																																																																		1,000,000	1,000,000
Interest rate derivative, original cost																																																																				100,000
Change in the fair value of the interest rate cap		(44,000)	(67,000)	(641,000)	(2,258,000)																																																					100,000	600,000	2,300,000
Debt issuance, original issue discount			8,012,000	10,656,000																																						425,000																											20,500,000
Debt issuance, amortization of debt discount			3,100,000	2,900,000	2,800,000
Debt issuance, fixed interest rate															11.50%					13.00%
Debt issuance, accumulated Interest			1,430,000	241,000																		87,800,000
Deferred financing fees			13,629,000	15,088,000																																					2,300,000					27,100,000
Amortization of deferred financing fees			3,700,000	3,400,000	3,300,000
Line credit facility, quarterly reduction in available balance																												250,000
Debt instrument redeemed, face amount																			300,000,000																												110,000,000
Proceeds from issuance of debt instrument																																																	790,000,000
Payment for redemption of Notes																$ 328,200,000			$ 330,800,000		$ 213,300,000																										$ 213,300,000																															$ 431,000,000		$ 433,000,000
Debt issuance, maturity date																									2018														2018												2020